PROPERTY AND EQUIPMENT-NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property and equipment - net [Abstract]
Total assets	$ 43,896	$ 40,553
Accumulated depreciation and amortization	(31,963)	(32,642)
Property and equipment - net	11,933	7,911
Depreciation expense on property and equipment	5,500	5,400	$ 5,400
Furniture, Fixtures and Equipment [Member]
Property and equipment - net [Abstract]
Total assets	29,818	28,640
Leasehold Improvements [Member]
Property and equipment - net [Abstract]
Total assets	10,398	7,615
Capitalized Software [Member]
Property and equipment - net [Abstract]
Total assets	3,235	3,822
Vehicles [Member]
Property and equipment - net [Abstract]
Total assets	$ 445	$ 476